GOODWILL - Projection Rate (Details) - Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.90%	3.50%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	7.70%	6.10%
Borrowing rate	5.80%	6.30%
Growth in income from commissions	(6.40%)	(7.80%)
Growth in expenses	(5.30%)	(14.50%)
Inflation	7.40%	3.50%
Discount interest rate after taxes	14.40%	12.50%
Growth rate used to extrapolate cash flow projections	2.90%	3.50%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.50%	4.70%
Borrowing rate	5.80%	6.30%
Growth in income from commissions	55.60%	7.00%
Growth in expenses	11.40%	(0.10%)
Inflation	2.70%	3.80%
Discount interest rate after taxes	9.50%	12.60%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.90%	4.40%
Borrowing rate	5.80%	6.30%
Growth in income from commissions	2.50%	4.50%
Growth in expenses	7.20%	1.50%
Inflation	2.90%	3.40%
Discount interest rate after taxes	9.00%	12.60%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.90%	4.60%
Borrowing rate	5.80%	6.30%
Growth in income from commissions	2.30%	6.00%
Growth in expenses	4.90%	4.70%
Inflation	2.90%	3.60%
Discount interest rate after taxes	8.20%	12.60%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.90%	4.60%
Borrowing rate	5.80%	6.30%
Growth in income from commissions	4.60%	5.60%
Growth in expenses	4.50%	4.50%
Inflation	2.90%	3.60%
Discount interest rate after taxes	8.10%	12.60%